Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	NISUN INTERNATIONAL ENTERPRISE DEVELOPMENT GROUP CO., LTD
Entity Central Index Key	0001603993
Entity File Number	001-37829
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Floor 20-21, No. 55 Loushanguan Road
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A common shares, par value $0.01 per share
Trading Symbol	NISN
Security Exchange Name	NASDAQ
Class A Common Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	4,538,358
Class B Common Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	0
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Changjuan Liang
Contact Personnel Email Address	liangchangjuan@cnisun.com
Entity Address, Address Line One	Floor 20-21, No. 55 Loushanguan Road
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86-577
Local Phone Number	8689-5678